Loans - Schedule Of Acquired Purchase Credit Impaired Loans By Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance - purchased credit-impaired loans	$ 4,037	$ 3,168	$ 723
Provision for loan losses	7,000	0	11,000
Carrying value	86,420	176,381
Unpaid balance	98,190	199,687
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance - purchased credit-impaired loans	2,823	2,813
PCI Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses	4,800	2,500
Commercial, financial, and industrial | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance - purchased credit-impaired loans	2,823	2,809	164
Provision for loan losses	12,027	21,902	27,426
Carrying value	38,873	96,598
Unpaid balance	44,259	109,280
Commercial Real Estate | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance - purchased credit-impaired loans	0	4	155
Provision for loan losses	3,328	(6,196)	8,137
Carrying value	15,197	36,107
Unpaid balance	17,232	41,488
Consumer Real Estate | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance - purchased credit-impaired loans	1,087	355	404
Provision for loan losses	(23,693)	(21,168)	(30,964)
Carrying value	30,723	38,176
Unpaid balance	34,820	42,568
Credit card & other | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance - purchased credit-impaired loans	127	0	0
Provision for loan losses	18,395	7,901	$ 10,890
Carrying value	1,627	5,500
Unpaid balance	$ 1,879	$ 6,351